Shareholder Report, Line Graph (Details) 194585_LoCorr Market Trend Fund_Class C_TSR Annual {Class C} - USD ($)												12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value	$ 14,186	$ 13,524	$ 15,351	$ 11,930	$ 11,924	$ 11,492	$ 9,793	$ 11,428	$ 11,112	$ 12,409	$ 11,829	$ 14,590
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,656	$ 11,512	$ 10,909	$ 12,541	$ 12,737	$ 11,848	$ 10,898	$ 10,897	$ 10,524	$ 10,252	$ 10,196	$ 12,507